Transactions with related parties (Details) $ in Thousands								3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 01, 2023	Dec. 28, 2022 shares	Nov. 28, 2022 USD ($) shares	Oct. 14, 2022 shares	Jul. 26, 2022 USD ($) Vessel shares	Jul. 05, 2022	Jan. 20, 2022 USD ($) shares	Mar. 31, 2023	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 27, 2022 USD ($) Vessel	Dec. 21, 2022 Vessel	Nov. 29, 2022 Vessel	Sep. 30, 2022 Vessel
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares							1,512,004
Spin-off transaction							$ 18,728			$ 18,728
Cash received from issuance of preferred stock										$ 10,000	$ 0
Number of vessels acquired | Vessel					4									2	4
Preferred stock, shares outstanding (in shares) | shares									40,000	40,000	40,000
Redemption of preferred stock										$ 10,500	$ 0
Dividends paid										243
Notice period for non-renewal of agreement											3 months
Automatic extension period of agreement											12 months
Management fees - related party										285	$ 1,421
Due to related parties									$ 450	829	450
Due from related parties									$ 142	$ 0	$ 142
Number of vessels to be acquired | Vessel													2
Certain Service Providers [Member]
Transactions with Related Party [Abstract]
Shares granted (in shares) | shares		120,000		200,000
Maximum [Member]
Transactions with Related Party [Abstract]
Term of short-term charters											13 months
Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Party [Abstract]
Working capital contribution							$ 5,000
Daily fixed administration fee per vessel											$ 325
Seanergy Management Corp. [Member]
Transactions with Related Party [Abstract]
Number of vessels to be acquired | Vessel												2
Aggregate purchase price												$ 36,250
Series B Preferred Stock [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares							40,000
Preferred stock, shares outstanding (in shares) | shares									40,000		40,000
Series B Preferred Stock [Member] | Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares							40,000
Series C Preferred Stock [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares							5,000
Issuance of preferred stock (in shares) | shares					5,000
Preferred stock, shares outstanding (in shares) | shares			10,000							0
Redemption price as a percentage of stated value			105.00%			105.00%
Redemption of preferred stock			$ 10,500
Dividends paid			$ 243
Series C Preferred Stock [Member] | Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares							5,000
Issuance of preferred stock (in shares) | shares					5,000
Cash received from issuance of preferred stock					$ 5,000		$ 5,000
Related Party [Member] | Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Party [Abstract]
Management fees - related party										$ 203	$ 760
Due to related parties									$ 252	439	$ 252
Related Party [Member] | Seanergy Management Corp. [Member]
Transactions with Related Party [Abstract]
Due to related parties										390
Commercial management fee	0.75%										1.25%
Percentage of contract price paid on purchase or sale of vessel								1.00%	1.00%
Commercial management fees										296	$ 329
Fees charged in relation to purchase services										795	1,073
Fees charged in relation to sales services										1,015	375
Due from related parties									$ 142		142
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Party [Abstract]
Management fees - related party										82	661
Due to related parties									$ 198	$ 0	198
Related Party [Member] | Seanergy Shipmanagement [Member] | Goodship [Member]
Transactions with Related Party [Abstract]
Monthly fixed management fee											10
Related Party [Member] | Seanergy Shipmanagement [Member] | Remaining Vessels [Member]
Transactions with Related Party [Abstract]
Monthly fixed management fee											$ 14